                              INVESTMENT ADVISER OF
                              SENIOR DEBT PORTFOLIO
                         Boston Management and Research
                                24 Federal Street
                                Boston, MA 02110

                           ADMINISTRATOR OF EV CLASSIC
                            SENIOR FLOATING-RATE FUND
                             Eaton Vance Management
                                24 Federal Street
                                Boston, MA 02110

                              PRINCIPAL UNDERWRITER
                         Eaton Vance Distributors, Inc.
                                24 Federal Street
                                Boston, MA 02110
                                 (800) 225-6265

                                    CUSTODIAN
                         Investors Bank & Trust Company
                                 89 South Street
                                  P.O. Box 1537
                              Boston, MA 02205-1537

                                 TRANSFER AGENT
                    First Data Investor Services Group, Inc.
                                     BOS725
                                  P.O. Box 1559
                                Boston, MA 02104
                                 (800) 262-1122

                                 BANKING COUNSEL
                               Mayer, Brown &Platt
                               787 Seventh Avenue
                                New York, NY 10019

                                    AUDITORS
                              Deloitte & Touche LLP
                                125 Summer Street
                                Boston, MA 02110

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

EV CLASSIC
SENIOR FLOATING-RATE FUND
24 FEDERAL STREET
BOSTON, MA 02110

                                                                   C-SFRSRC-2/96

                                    EV CLASSIC
                              SENIOR FLOATING-RATE
                                      FUND

                            ANNUAL SHAREHOLDER REPORT
                                DECEMBER 31, 1995

                             Performance Highlights

A CONSISTENT YIELD ADVANTAGE

In 1995, the Fund has maintained an attractive yield advantage over 3-month bank CDs.

EFFECTIVE YIELD SPREAD OVER 3-MONTH CD RATES

[PLOT POINTS]

Effective Yield     PRR        CDs       Spread
-----------------------------------------------
 mar 95            8.38        4.38          4
 apr 95            7.85        4.34       3.51
 may 95            7.85        4.36       3.49
 jun 95            7.85        4.27       3.58
 jul 95             7.7        4.21       3.49
 aug 95            7.45        4.22       3.23
 sep 95            7.45        4.27       3.18
 oct 95            7.68        4.25       3.43
 nov 95            7.38         4.2       3.18
 dec 95            7.38        4.14       3.24

All figures are as of 12/31/95. EV Classic Senior Floating-Rate Fund figure represents effective yield (distribution for the latest 30-day period, annualized, divided by the net asset value per share at the end of the period, and then compounded over a 12-month period). The Fund is not insured, nor does it offer a fixed rate of return like bank certificates of deposit or bank money market funds, and does not attempt to maintain a constant net asset value per share, as do money market funds. Past performance is no guarantee of future results. Principal value and investment return will fluctuate with changes in market conditions. Sources: Eaton Vance Management, The Wall Street Journal

-------------------------------------------------------------------------------
o RELATIVE STABILITY OF NET ASSET VALUE

   In its initial year of operation, EV Classic Senior Floating-Rate Fund has maintained a relatively stable net asset value.

MONTH-END NET ASSET VALUE PER SHARE

[PLOT POINTS}

monthy end        EV Classic
----------------------------
feb 95                10
mar 95                10
apr 95              9.99
may 95              9.99
jun 95              9.99
jul 95              9.99
aug 95              9.99
sep 95              9.99
oct 95              9.99
nov 95              9.99
dec 95              9.99

Source: Eaton Vance Management

                                ---------------
                                To Shareholders


EV Classic Senior Floating-Rate Fund paid shareholders distributions from net investment income totaling $0.633 during the period from its inception on February 24, 1995 through December 31, 1995. Based on the Fund's closing net asset value of $9.99, the Fund had an effective yield of 7.38% at December 31. The Fund's investments in a portfolio of senior, secured, floating rate loans met the Fund's objective of maintaining a high level of current income with a relatively stable share price. The Fund's net asset value per share ended the year only $0.01 changed from its $10.00 level at inception.

SENIOR FLOATING-RATE FUND ENJOYED A YIELD ADVANTAGE OVER OTHER SHORT-TERM FIXED INCOME INVESTMENTS...
Senior Floating-Rate Fund shareholders enjoyed a handsome yield advantage over other short-term investments. As the chart on page 4 illustrates, the Fund's effective yield represented a significant advantage over money market mutual funds, 3-month certificates of deposit, and bank money market accounts, which offered rates of 5.30%, 4.14%, and 3.23%, respectively. Of course, unlike bank certificates of deposit, the Fund is not insured and does not offer a fixed rate of return; and unlike money market accounts, the Fund's principal value and return can fluctuate with market conditions.

HAVING WON THE BATTLE AGAINST INFLATION, THE FEDERAL RESERVE BEGAN TO LOWER RATES IN 1995...
Having raised interest rates throughout 1994, the Federal Reserve made significant progress in the fight against inflation. With the economy registering slow growth, and inflation well under control, the Fed apparently achieved its long-sought "soft landing." In July, the Fed effectively declared victory in the inflation war and lowered the federal funds rate, a key short-term interest rate barometer. With inflation rising a modest 2.5% for all of 1995, the Fed lowered rates again in December.

SENIOR FLOATING-RATE FUND'S CONTINUED GOAL OF A RELATIVELY STABLE SHARE PRICE... The Fund's relatively stable net asset value is especially impressive in light of recent market gyrations. Bond prices, for example, have fluctuated wildly in recent years, sharply lower in 1994 and significantly higher in 1995. However, during the period since its inception in February, EV Classic Senior Floating-Rate Fund's share price has remained within a very narrow price range. While past performance is, of course, no guarantee of future results, that relative stability will remain one of the Fund's major goals in 1996. In the pages that follow, portfolio manager Jeffrey Garner will share his insights on the developments in the loan market, shed light on the recent changes in the Portfolio, and give his thoughts on what may lie ahead in the coming year.

[                 ]              Sincerely,
[                 ]
[                 ]          /s/ James B. Hawkes
[ Photo of        ]
[ James B. Hawkes ]              James B. Hawkes
[                 ]              President
[                 ]              February 20, 1996

                                -----------------
                                Management Report


Questions and answers with Jeffrey S. Garner, Vice President and Portfolio Manager, Senior Debt Portfolio.

Q: JEFF, THE FUND'S 6.4% TOTAL RETURN FOR THE YEAR OUTPACED MOST OTHER SHORT-TERM INVESTMENT VEHICLES. TO WHAT DO YOU ATTRIBUTE THE FUND'S PERFORMANCE?

A: In addition to a favorable interest rate climate, the Fund's performance was aided by the healthy economy. Corporate borrowers in the manufacturing and industrial sectors, which are well represented in the Portfolio, have enjoyed improving margins in 1995 amid a relatively upbeat economy. That has limited the number of credit weakenings among corporate borrowers and contributed to the Fund's relatively stable net asset value.

    The Fund's return also reflected the relative stability of the London Interbank Offering Rate (LIBOR), the benchmark to which most floating rate loan interest rates are tied. LIBOR declined only modestly in 1995, which allowed the Fund to maintain a yield advantage over other short-term instruments. The fact that the loans that constitute the Portfolio's investment universe typically re-set every 30, 60, or 90 days in step with prevailing interest rate levels, continues to give the Fund the opportunity to adjust in a timely fashion.

Q:  HOW WOULD YOU ASSESS THE LOAN MARKET ENVIRONMENT IN 1995?

A: The floating rate loan universe continued to expand in 1995, as an increasing number of corporate borrowers turned to the loan market as a financing alternative. Syndicated lending reached a record level of $101 billion in 1995, up from $81 billion in 1994, according to Loan Pricing Corp. The surge in market growth was nicely complemented by a corresponding rise in investor demand. Consistent with that growing demand, the Senior Debt Portfolio attracted $1 billion in additional investment in 1995.

[Photo of Jeffrey S. Garner]

JEFFREY S. GARNER
------------------

Q:  TO WHAT DO YOU ATTRIBUTE THE GROWTH OF THE LOAN MARKET?

A: The growth in the market was the result of several factors. First, merger and acquisition activity has picked up significantly in the past year, requiring a sharp increase in corporate financing; second, as profitability has improved in recent years, banks have become increasingly aggressive in lending to the corporate sector; finally, investment banks, which have traditionally focused on stock and bond underwriting, have targeted the loan syndication business, as bond issuance has decreased.

Q:  HOW HAVE YOU POSITIONED THE PORTFOLIO IN RECENT MONTHS?

A: We've redoubled our efforts to diversify the Portfolio in recent months. As a result of those efforts, the Portfolio currently has exposure among a widened range of borrowers and industries. The mix includes: cyclical indus-tries, such as paper and building materials, that tend to benefit from a growing economy; consumer areas, such as drug retailers and grocery chains, which are typically less dependent on the economy; and growth segments of the economy, such as cable, broadcast, and communications equipment, which have enjoyed rapid growth due to evolving generations of communications and technology. At December 31, the Portfolio had investments in 30 industries and 85 borrowers.

    It's worthwhile noting that even amid the rapid growth of the Portfolio, we have maintained our strict credit standards and rigorous analytical procedures. As a result, the Portfolio had a higher-than-usual cash balance at year-end as we sought to prudently invest the Portfolio's assets.

EV CLASSIC SENIOR FLOATING-RATE FUND:
THE FUND MAINTAINED A SIZABLE YIELD ADVANTAGE OVER OTHER POPULAR SHORT-TERM INVESTMENT VEHICLES.

EV Classic Senior Floating-Rate Fund         7.38%
Money markets*                               5.30%
3-month CDs                                  4.14%
Bank money market accounts                   3.23%

All figures are as of 12/31/95. EV Classic Senior Floating-Rate Fund figure represents effective yield (distribution for the latest 30-day period, annualized, divided by the net asset value per share at the end of the period, and then compounded over a 12-month period). The Fund is not insured by the FDIC nor does it offer a fixed rate of return like bank certificates of deposit or bank money market funds, and does not attempt to maintain a constant net asset value per share, as do money market funds. Past performance is no guarantee of future results. Principal value and investment return will fluctuate with changes in market conditions.

Sources: Eaton Vance Management, The Wall Street Journal
* IBC Money Report Average

Q:  WHAT WERE SOME OF THE PORTFOLIO'S LARGEST INVESTMENTS?

A: Interestingly, some of the largest investments in the Portfolio represent loans to widely recognized household names. For example, Westinghouse Electric is involved in many businesses, including consumer electronics, power generation, and broadcasting. With their recent purchase of television giant, CBS, Inc., the company has established a major presence in network television. The company has sold some assets and should be able to realize some efficiencies from an overlap in some broadcasting markets. Those developments should result in a stronger balance sheet for the company. Another large investment is a loan to Viacom Inc., which has extensive cable and entertainment interests, including Paramount Communications and Blockbuster. The company is a prime beneficiary of the increasing consolidation within the entertainment industry and continues to post strong cash-flow growth.

Q: THE SENIOR DEBT PORTFOLIO HAS NOW ESTABLISHED A SOLID TRACK RECORD. WHY IS THAT IMPORTANT FOR SHAREHOLDERS?

A: I think our track record is important for two major reasons: first, the Fund has consistently posted returns above those of other popular short-term investment vehicles. Of course, past trends cannot guarantee future performance. But there is a growing universe of investors who demand yields above those of money markets or CDs, but who may be uncom-fortable with the longer durations of bonds. The Fund has afforded access to this unique market niche. Second, the Fund has contributed to the growth and maturation of the loan market by improving its liquidity. That, in turn, increases the level of investor confidence.

Q:  WHAT IS YOUR OUTLOOK FOR THE MARKET IN 1996?

A: There are clearly areas of concern within the economy, which has shown anecdotal signs of weakness. However, while interest rates have declined in the past year, the Federal Reserve remains vigilant in the fight against inflation. The result has been what many are calling a "Goldilocks" economy: not too hot and not too cold. I believe the Fed will continue its inflation watch. In a relatively stable interest rate climate, the loan market should continue to present attractive income possibilities for investors. EVClassic Senior Floating-Rate Fund will continue seeking those opportunities in this growing market.

------------------------------------------------------------------------------
                              PORTFOLIO HIGHLIGHTS
                                December 31, 1995

GENERAL PORTFOLIO INFORMATION
Total net assets.................................................$1.62 billion
Assets invested in loan interests................................$1.42 billion
Number of borrowers.........................................................85
Industries represented......................................................30

FUNDAMENTAL CHARACTERISTICS OF PORTFOLIO LOANS
Senior....................................................................100%
Secured....................................................................97%
Floating rate.............................................................100%
Commercial & industrial...................................................100%

AVERAGE PORTFOLIO STATISTICS
(DOLLAR-WEIGHTED)
Collateral coverage ratio...........................................1.5 to 1*
Days to interest-rate reset................................................52
Maturity............................................................5.6 years
Size per borrower...............................................$16.7 million
Average size as percent of total net assets.............................1.03%

* At time of purchase

Source: Eaton Vance Management
------------------------------------------------------------------------------

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV CLASSIC SR. FLOATING-RATE FUND AND THE FEDERAL RESERVE 90-DAY COMMERCIAL PAPER INDEX
               From February 28, 1995, through December 31, 1995

-------------------------------------
CUMULATIVE                     Life
TOTAL RETURN                 of Fund*
-------------------------------------
With Early Withdrawal Charge    5.4%
-------------------------------------
Without Early Withdrawal Charge 6.4%
-------------------------------------

[PLOT POINTS]

date      C. Sr. Floating          90- Commercial
-------------------------------------------------
 2/95+        10000                    10000
 3/95         10079                    10050
 4/95         10132                    10100
 5/95         10197                    10149
 6/95         10261                    10198
 7/95         10326                    10246
 8/95         10389                    10295
 9/95         10450                    10343
10/95         10516                    10392
11/95         10578                    10440
12/95         10642                    10488

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.
* Investment operations commenced on 2/24/95.
+ Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FUND PERFORMANCE
In accordance with guidelines issued by the Securities and Exchange Commission, we are including a performance chart that compares your Fund's total return with that of a broad-based market index. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund, and the Federal Reserve's 90-Day Commercial Paper Index.

THE TOTAL RETURN FIGURES
The bold solid line on the chart represents the Fund's performance. The Fund's total return figure reflects fund expenses and portfolio transaction costs, and assumes the reinvestment of income dividends and capital gain distributions.

The dotted line represents the performance of the Federal Reserve 90-Day Commercial Paper Index. The unmanaged Index is composed of corporate commercial paper rated A1 and P1 by Moody's and Standard & Poor's, respectively, two major independent ratings agencies. Commercial paper represents short-term obligations of corporate borrowers, which are usually backed by bank lines of credit.

                     EV CLASSIC SENIOR FLOATING-RATE FUND
                             FINANCIAL STATEMENTS
                     STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                              December 31, 1995
------------------------------------------------------------------------------
ASSETS:
  Investment in Senior Debt Portfolio (Portfolio),
at value (Note 1A)
    (identified cost, $494,509,958)                             $494,459,354
  Receivable for Trust shares sold                                 6,966,389
  Deferred organization expenses (Note 1D)                           248,583
  Prepaid expenses                                                   367,614
                                                                ------------
      Total assets                                              $502,041,940
LIABILITIES:
  Dividends payable                                   $799,691
  Payable for Trust shares redeemed                     32,010
  Payable to affiliate --
    Trustees' fees                                          40
    Administrator fee                                      100
  Accrued expenses                                     179,479
                                                      --------
      Total liabilities                                            1,011,320
                                                                ------------
NET ASSETS for 50,152,318 shares of beneficial
  interest outstanding                                          $501,030,620
                                                                ============
SOURCES OF NET ASSETS:
  Paid-in capital                                               $501,051,020
  Unrealized depreciation of investments from
   Portfolio (computed on the basis of identified cost)              (50,604)
  Undistributed net investment income                                 30,204
                                                                ------------
      Total                                                     $501,030,620
                                                                ============
NET ASSET VALUE PER SHARE (NOTE 6)
  ($501,030,620 / 50,152,318 shares of beneficial
    interest)                                                      $9.99
                                                                   =====

                       See notes to financial statements

                           STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
For the period from the start of business, February 24, 1995, to December 31,
                                     1995
------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B):
  Income allocated from Portfolio                                 $15,694,122
  Expenses allocated from Portfolio                                (1,972,213)
                                                                  -----------
        Total investment income                                   $13,721,909
  Expenses --
    Administration fee (Note 4)                        $433,285
    Compensation of Trustees not members of the
    Administrator's organization (Note 4)                 3,525
    Custodian fees (Note 4)                              48,368
    Service fee (Note 5)                                267,727
    Transfer and dividend disbursing agent fees          76,879
    Printing and postage                                 37,038
    Legal and accounting services                        14,019
    Registration fees                                    80,659
    Amortization of organization expense (Note 1D)       50,470
    Miscellaneous                                         5,978
                                                       ---------
        Total expenses                                              1,017,948
                                                                  -----------
          Net investment income                                   $12,703,961
REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO:
  Net realized gain from Portfolio on investment
   transactions (identified cost)                      $ 66,856
  Unrealized depreciation on investments                (50,604)
                                                       --------
        Net realized and unrealized gain                               16,252
                                                                  -----------
          Net increase in net assets from operations              $12,720,213
                                                                  ===========

                       See notes to financial statements

                      STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------
For the period from the start of business, February 24, 1995, to December 31,
                                     1995
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                              $ 12,703,961
    Net realized gain on investments                         66,856
    Unrealized depreciation of investments                  (50,604)
                                                       ------------
      Net increase in net assets from operations       $ 12,720,213
                                                       ------------
  Distributions to shareholders (Note 2) --
    From net investment income                         $(12,673,757)
    From net realized gain on investment
      transactions                                          (66,856)
                                                       ------------
      Total distributions to shareholders              $(12,740,613)
                                                       ------------
  Transactions in shares of beneficial
     interest (Note 3) --
    Proceeds from sales of shares                      $501,932,098
    Net asset value of shares issued to
      shareholders in payment of distributions
      declared                                            9,236,474
    Cost of shares reacquired in tender offer           (10,217,552)
                                                       ------------
    Net increase in net assets from Trust share
     transactions                                      $500,951,020
                                                       ------------
      Net increase in net assets                       $500,930,620
NET ASSETS:
  At beginning of period                                    100,000
                                                       ------------
  At end of period (including undistributed net
    investment income of $30,204)                      $501,030,620
                                                       ============

                       See notes to financial statements

                           STATEMENT OF CASH FLOWS
------------------------------------------------------------------------------
For the period from the start of business, February 24, 1995, to December 31,
                                     1995
------------------------------------------------------------------------------
INCREASE (DECREASE) IN CASH:
CASH FLOWS FROM (USED FOR) OPERATING ACTIVITIES --
    Purchase of Interests in Senior Debt
       Portfolio                                                $(495,717,650)
    Withdrawal of interests in Senior Debt
       Portfolio                                                   14,996,457
    Operating expenses paid                                        (1,454,526)
                                                                -------------
      Net cash used for operating activities                    $(482,175,719)
                                                                -------------
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES --
    Proceeds from shares sold                                   $ 494,965,709
    Payments for shares reacquired in tender offers               (10,185,542)
    Cash distributions paid (excluding
     reinvestments of distributions of $9,236,474)                 (2,704,448)
                                                                -------------
      Net cash provided from financing activities               $ 482,075,719
                                                                -------------
        Net decrease in cash                                    $    (100,000)

CASH AT BEGINNING OF PERIOD                                           100,000
                                                                -------------
CASH AT END OF PERIOD                                           $     --
                                                                =============
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM
  OPERATIONS TO NET CASH USED FOR OPERATING
  ACTIVITIES:
    Net increase in net assets from operations                  $  12,720,213
    Increase in other assets                                         (367,614)
    Increase in deferred organization expenses                       (149,320)
    Increase in payable to affiliates                                     140
    Increase in accrued expenses and other liabilities                 80,216
    Net increase in investments                                  (494,459,354)
                                                                -------------
      Net cash used for operating activities                    $(482,175,719)
                                                                =============

                       See notes to financial statements

                             FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------
For the period from the start of business, February 24, 1995, to December 31,
                                     1995
------------------------------------------------------------------------------
NET ASSET VALUE, beginning of period              $     10.000
                                                  ------------
INCOME FROM OPERATIONS:
  Net investment income(1)                        $      0.634
  Net realized and unrealized gain (loss) on
   investments                                          (0.008)++
                                                  ------------
      Total income from operations                $      0.626
                                                  ------------
LESS DISTRIBUTIONS:
  From net investment income                      $     (0.633)
  From net realized gain on investment
   transactions                                         (0.003)
                                                  ------------
      Total distributions                         $     (0.636)
                                                  ------------
NET ASSET VALUE, end of period                    $      9.990
                                                  ============
TOTAL RETURN(2)                                          6.42%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000 omitted)             $501,031
  Ratio of net expenses to average daily net
   assets(1)                                             1.66%+
  Ratio of net investment income to average
   daily net assets                                      7.04%+
(1) Includes the Fund's share of Senior Debt Portfolio's allocated expenses.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of the period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date.
+   Annualized.
++ The per share amount is not in accord with the net realized and unrealized gain for the period because of the timing of sales of Trust shares and the amount of the per share realized and unrealized gains and losses at such time.

                       See notes to financial statements

                         -----------------------------
                         NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
EV Classic Senior Floating-Rate Fund (the Trust) was formed under a Declaration of Trust dated August 5, 1993, amended and restated December 7, 1994. The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified closed-end management investment company. The Trust invests all of its investable assets in interests in the Senior Debt Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Trust. The value of the Trust's investment in the Portfolio reflects the Trust's proportionate interest in the net assets of the Portfolio (30.5% at December 31, 1995). The performance of the Trust is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Trust's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INCOME -- The Trust's net investment income consists of the Trust's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Trust determined in accordance with generally accepted accounting principals.

C. FEDERAL TAXES -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

D. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Trust in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

------------------------------------------------------------------------------
(2) DISTRIBUTIONS TO SHAREHOLDERS
The net investment income of the Trust is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Such daily dividends will be paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Trust at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Trust or, at the election of the shareholder, in cash. The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

  At December 31, 1995, $66,856 ($0.003 per share) of dividends from net investment income were recharacterized for financial statement purposes as distributions from net realized long-term gains on investment transactions.

------------------------------------------------------------------------------
(3) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). The Trust may from time to time, at its discretion, make tender offers at net asset value for the purchase of all or a portion of its shares. The price will be established at the close of business on the last day the tender offer is open. (An early withdrawal charge will be imposed on most shares accepted for tender which have been held less than one year.) (See Note 6). The Trustees approved a tender offer for the period from April 24, 1995 to May 19, 1995, July 24, 1995 to August 18, 1995, October 13, 1995 to November 17, 1995 and January 22, 1996 to February 16, 1996. Transactions in Trust shares for the period from the start of business, February 24, 1995, to December 31, 1995 were as follows:

    Sales                                                      50,240,529
    Issued to shareholders electing to receive payments
      of distributions in Trust shares                            924,567
    Reacquired in tender offer                                 (1,022,778)
                                                               ----------
        Net increase                                           50,142,318
                                                               ==========

------------------------------------------------------------------------------
(4) TRANSACTIONS WITH AFFILIATES
The administration fee was earned by Eaton Vance Management (EVM) as compensation for administrative services necessary to conduct the Trust's business. The fee is computed monthly in the amount of 1/48 of 1% (equivalent to 0.25% annually) of the average daily gross assets of the Portfolio attributable to the Trust. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  Except as to Trustees of the Trust and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. Investors Bank & Trust Company (IBT) serves as custodian of the Trust and the Portfolio. Prior to November 10, 1995, IBT was an affiliate of EVM. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Trust or the Portfolio maintains with IBT. All significant credit balances are reported as a reduction of expenses in the Statement of Operations. Certain of the officers and Trustees of the Trust and Portfolio are officers and/or directors/trustees of the above organizations (Note 5).

------------------------------------------------------------------------------
(5) SERVICE PLAN
The Trust has adopted a service plan (the Plan) designed to meet the requirements of the sales charge rule of the National Association of Securities Dealers, Inc. as if such rule were applicable.

  The Service Plan provides that the Trust may make service fee payments to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of Eaton Vance Management, Authorized Firms or other persons in amounts not exceeding 0.25% of the Trust's average daily net assets for any fiscal year. The Trustees have initially implemented the Plan by authorizing the Trust to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not exceeding 0.15% of the Trust's average daily net assets for each fiscal year. The Trust paid or accrued service fees to or payable to EVD for the period from the start of business, February 24, 1995, to December 31, 1995, in the amount of $267,727. Service fee payments are made for personal services and/or the maintenance of shareholder accounts.

  Certain of the officers and Trustees of the Trust are officers or directors of EVD.

------------------------------------------------------------------------------
(6) EARLY WITHDRAWAL CHARGE
Eaton Vance Distributors, Inc. (EVD), a subsidiary of Eaton Vance Management, serves as the Trust's principal underwriter. EVD compensates authorized firms at a rate of 1% of the purchase price of shares purchased through such firms consisting of 0.85% of sales commissions and 0.15% service fee (for the first year's service). EVD also pays additional compensation to each firm equal to 0.60% per annum of the value of Trust shares sold by such firm that are outstanding for more than one year. A 1% early withdrawal charge to recover distribution expenses will be charged to tendering shareholders and paid to EVD in connection with most shares held for less than one year which are accepted by the Trust for repurchase pursuant to tender offers. The early withdrawal charge will be imposed on those shares accepted for tender, the value of which exceeds the aggregate value at the time the tender is accepted of: (a) all shares in the account purchased more than one year prior to such acceptance, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, in value of all other shares in the account (namely those purchased within the one year preceding the acceptance) over the purchase price of such shares. In determining whether an early withdrawal charge is payable, it is assumed that the acceptance of a repurchase offer would be made from the earliest purchase of shares. The total early withdrawal charges received by EVD for the period from the start of business, February 24, 1995 to December 31, 1995 amounted to $93,300.

------------------------------------------------------------------------------
(7) INVESTMENT TRANSACTIONS
Increases and decreases in the Trust's investment in the Portfolio for the period from February 24, 1995 to December 31, 1995 aggregated $495,717,650 and $14,996,457, respectively.

                         INDEPENDENT AUDITOR'S REPORT
------------------------------------------------------------------------------
TO THE TRUSTEES AND SHAREHOLDERS OF
EV CLASSIC SENIOR FLOATING-RATE FUND:

We have audited the accompanying statement of assets and liabilities of EV Classic Senior Floating-Rate Fund as of December 31, 1995, and the related statements of operations, cash flows, changes in net assets, and the financial highlights for the period from the start of business, February 24, 1995, to December 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of EV Classic Senior Floating-Rate Fund at December 31, 1995, the results of its operations and cash flows, the changes in its net assets, and its financial highlights for the period from the start of business, February 24, 1995, to December 31, 1995 in conformity with generally accepted accounting principles.

                                              DELOITTE & TOUCHE LLP


BOSTON, MASSACHUSETTS
FEBRUARY 20, 1996

                                            SENIOR DEBT PORTFOLIO
                                          PORTFOLIO OF INVESTMENTS
                                              DECEMBER 31, 1995
                                    (EXPRESSED IN UNITED STATES DOLLARS)
------------------------------------------------------------------------------------------------------------
                              SENIOR, SECURED, FLOATING-RATE INTERESTS - 87.6%
------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT               BORROWER/BUSINESS DESCRIPTION                                              VALUE
------------------------------------------------------------------------------------------------------------
                       AEROSPACE/DEFENSE - 3.4%
                       FIBERITE, INC.
     $    9,500,000     Term loan, maturing December 31, 2001                                 $    9,500,000
                        Manufactures composite materials for the aerospace industry
                       HOWMET CORPORATION
          7,741,935     Term loan, maturing November 20, 2002                                      7,741,935
          4,258,065     Term loan, maturing May 20, 2003                                           4,258,065
                        Manufactures and refurbishes airfoils for turbine engines
                       TRACOR, INC.
          1,368,522     Term loan, maturing October 31, 1998                                       1,368,522
         14,850,000     Term loan, maturing February 28, 2001                                     14,850,000
                        Technical services to defense companies
                       TRANSTECHNOLOGY CORPORATION
          7,500,000     Term loan, maturing June 30, 2002                                          7,500,000
                        Aerospace and specialty fasteners, rescue winches, and hoists
                       VSI INDUSTRIES, INC.
          9,858,914     Term loan, maturing March 31, 1997                                         9,858,914
                        Aerospace and specialty fasteners, and plastics industry tooling systems
                                                                                              --------------
                                                                                              $   55,077,436
                                                                                              --------------
                       AUTO PARTS - 0.5%
                       STANADYNE AUTOMOTIVE CORP.
     $    7,453,125     Term loan, maturing December 31, 2001                                 $    7,453,125
                        Auto and light truck fuel injection equipment                         --------------
                       BEVERAGES/ALCOHOL - 1.2%
                       LABATT BREWING COMPANY LIMITED
     $   19,800,000     Term loan, maturing October 1, 2003                                   $   19,800,000
                        Manufactures and distributes beer                                     --------------
                       BROADCAST MEDIA - 6.0%
                       CHARTER COMMUNICATIONS ENTERTAINMENT II, L.P.
     $   10,000,000     Term loan, maturing September 30, 2004                                $   10,000,000
                        Cable television provider
                       CLASSIC CABLE, INC.
         11,470,588     Term loan, maturing June 30, 2004                                         11,470,588
          3,529,412     Term loan, maturing June 30, 2005                                          3,529,412
                        Cable television provider
                       COAXIAL COMMUNICATIONS, INC.
         16,921,628     Term loan, maturing December 31, 1999                                     16,921,628
                        Midwest cable television provider
                       ELLIS COMMUNICATIONS, INC.
         10,296,000     Term loan, maturing March 31, 2003                                        10,296,000
                        Broadcast television operator
                       MARCUS CABLE OPERATING COMPANY, L.P.
         35,000,000     Term loan, maturing April 30, 2004                                        35,000,000
                        Cable television provider
                       NORTHLAND CABLE TELEVISION, INC.
          7,235,725     Term loan, maturing March 31, 2002                                         7,235,725
          3,500,000     Term loan, maturing September 30, 2003                                     3,500,000
                        Cable television provider
                                                                                              --------------
                                                                                              $   97,953,353
                                                                                              --------------
                       BUILDING MATERIALS - 2.5%
                       NATIONAL GYPSUM COMPANY
     $   40,000,000     Term loan, maturing September 21, 2003                                $   40,000,000
                        Produces and supplies gypsum wallboard                                --------------
                       CHEMICALS - 2.1%
                       FREEDOM CHEMICAL COMPANY
     $   13,200,000     Term loan, maturing June 30, 2002                                     $   13,200,000
                        Organic dyes, pigments, textile chemicals, and other
                        specialty chemicals
                       HARRIS SPECIALTY CHEMICALS, INC.
          1,507,581     Term loan, maturing December 31, 1999                                      1,507,581
          5,653,637     Term loan, maturing December 31, 2001                                      5,653,637
          5,288,195     Term loan, maturing December 31, 2002                                      5,288,195
                        Construction chemicals
                       INDSPEC CHEMICAL CORP.
          7,724,407     Term loan, maturing December 2, 2000                                       7,724,407
                        Resorcinol and other specialty chemical products
                                                                                              --------------
                                                                                              $   33,373,820
                                                                                              --------------
                       COMMERCIAL SERVICES - 6.7%
                       AVIALL, INC.
     $   14,662,021     Term loan, maturing November 30, 2000                                 $   14,662,021
                        Turbine engine repair and parts distribution
                       DECISION SERVCOM, INC.
         13,391,304     Term loan, maturing September 30, 2000                                    13,391,304
                        Provides multivendor computer maintenance and support services
                       EH & F, INC.
         10,000,000     Term loan, maturing June 30, 2002                                         10,000,000
         24,653,409     Term loan, maturing December 21, 2003                                     24,653,409
                        Outdoor advertising
                       HOSIERY CORP. OF AMERICA
          3,333,861     Term loan, maturing October 17, 1999                                       3,333,861
          4,887,500     Term loan, maturing July 31, 2001                                          4,887,500
                        Women's hosiery
                       IRON MOUNTAIN INFORMATION SERVICES, INC.
          4,466,250     Term loan, maturing October 31, 2002                                       4,466,250
                        Document archive services
                       NBC MERGER SUB, INC.
          7,500,000     Term loan, maturing August 31, 2003                                        7,500,000
                        Used college textbook wholesaler
                       PSI ACQUISITION CORPORATION
          2,834,260     Term loan, maturing December 31, 1998                                      2,834,260
         12,750,000     Term loan, maturing December 31, 2000                                     12,750,000
                        Diversified consulting services
                       SELECT BEVERAGES, INC.
          4,000,000     Term loan, maturing June 30, 2001                                          4,000,000
          6,000,000     Term loan, maturing June 30, 2002                                          6,000,000
                        Soft drink bottler
                                                                                              --------------
                                                                                              $  108,478,605
                                                                                              --------------
                       COMMUNICATION EQUIPMENT - 1.8%
                       COMMUNICATIONS & POWER INDUSTRIES, INC.
     $    2,083,333     Term loan, maturing August 11, 2000                                   $    2,083,333
          5,666,667     Term loan, maturing August 12, 2002                                        5,666,667
                        Microwave, electronic, and radio frequency components
                       DICTAPHONE ACQUISITION INC.
         14,000,000     Term loan, maturing June 30, 2002                                         14,000,000
                        Manufactures, markets, and services communication systems
                       K-TEC HOLDINGS, INC.
          3,500,000     Term loan, maturing January 31, 2003                                       3,500,000
          4,000,000     Term loan, maturing January 31, 2004                                       4,000,000
                        Manufactures and services telephone, television, and wireless communications equipment
                                                                                              --------------
                                                                                              $   29,250,000
                                                                                              --------------
                       CONGLOMERATES - 4.8%
                       FENWAY HOLDINGS, L.L.C.
     $   15,000,000     Term loan, maturing September 15, 2002                                $   15,000,000
                        Manufactures and distributes billiard tables, dart machines, wood mouldings, windows, doors, artificial flowers, archery bows, and plastics.
                       SPALDING & EVENFLO COMPANIES, INC.
         12,326,389     Term loan, maturing October 13, 2002                                      12,326,389
                        Sporting goods and infant products
                       WESTINGHOUSE ELECTRIC CORPORATION
         50,833,333     Term loan, maturing August 1, 1997                                        50,833,333
                        Television and radio broadcasting, defense, electronics and other manufacturing
                                                                                              --------------
                                                                                              $   78,159,722
                                                                                              --------------
                       CONTAINERS - METAL & GLASS - 2.0%
                       CALMAR, INC.
     $    5,985,000     Term loan, maturing September 15, 2003                                $    5,985,000
          4,488,750     Term loan, maturing June 15, 2004                                          4,488,750
                        Plastic sprayers and dispensers
                       SILGAN CORP.
         21,978,000     Term loan, maturing March 15, 2002                                        21,978,000
                        Metal and plastic packaging products
                                                                                              --------------
                                                                                              $   32,451,750
                                                                                              --------------
                       CONTAINERS - PAPER - 6.7%
                       IPC, INC.
     $    9,000,000     Term loan, maturing September 30, 2001                                $    9,000,000
                        Plastic and paper packaging products
                       JEFFERSON SMURFIT CORP.
         25,103,275     Term loan, maturing April 30, 2001                                        25,103,275
         18,761,831     Term loan, maturing April 30, 2002                                        18,761,831
                        Liner board and other paper board products
                       STONE CONTAINER CORP.
         39,676,179     Term loan, maturing April 1, 2000                                         39,676,179
         16,000,000     Term loan, maturing October 1, 2003                                       16,000,000
                        Commodity pulp, paper and packaging products
                                                                                              --------------
                                                                                              $  108,541,285
                                                                                              --------------
                       COSMETICS - 0.4%
                       MARY KAY COSMETICS, INC.
     $    6,923,077     Term loan, maturing June 6, 2001                                      $    6,923,077
                        Cosmetics, skin and hair care, and perfume products                   --------------
                       ELECTRONICS - INSTRUMENTATION - 1.1%
                       BERG ELECTRONICS, INC.
     $   11,800,000     Term loan, maturing March 31, 2001                                    $   11,800,000
                        Electronic connectors
                       SPERRY MARINE, INC.
          6,341,463     Term loan, maturing December 31, 2000                                      6,341,463
                        Marine navigational equipment
                                                                                              --------------
                                                                                              $   18,141,463
                                                                                              --------------
                       FOOD WHOLESALERS - 3.7%
                       CATERAIR INTERNATIONAL CORPORATION
     $    9,116,363     Term loan, maturing September 15, 2001                                $    9,116,363
                        Food service to airlines
                       FAVORITE BRANDS INTERNATIONAL, INC.
         12,193,548     Term loan, maturing September 30, 2002                                    12,193,548
                        Manufactures and markets marshmallows and caramels
                       SC INTERNATIONAL SERVICES, INC.
         11,361,058     Term loan, maturing September 15, 2002                                    11,361,058
          2,506,116     Term loan, maturing September 15, 2003                                     2,506,116
                        Food service to airlines
                       U.S. FOODSERVICE, INC.
          2,658,824     Term loan, maturing December 31, 1998                                      2,658,824
         14,629,856     Term loan, maturing June 30, 2000                                         14,629,856
                        Food distributor to business
                       VOLUME SERVICES, INC.
          5,000,000     Term loan, maturing October 31, 2002                                       5,000,000
          2,500,000     Term loan, maturing October 31, 2003                                       2,500,000
                        Provides food services for civic centers and sports facilities
                                                                                              --------------
                                                                                              $   59,965,765
                                                                                              --------------
                       FOODS - 2.2%
                       SPECIALTY FOODS CORPORATION
     $   34,950,000     Term loan, maturing April 30, 2001                                    $   34,950,000
                        Bread and cheese products                                             --------------
                       LEISURE - 5.8%
                       AMFAC PARKS, INC.
     $    8,333,333     Term loan, maturing September 30, 2002                                $    8,333,333
                        Provides lodging, food and beverage services to national and state parks
                       METRO-GOLDWYN-MAYER, INC.
         15,000,000     Term loan, maturing April 15, 1997                                        15,000,000
                        Film and television production and distribution
                       ORION PICTURES CORPORATION
          8,281,502     Term loan, maturing December 31, 2000                                      8,281,502
                        Film and television production and distribution
                       SIX FLAGS THEME PARKS, INC.
         11,730,000     Term loan, maturing June 23, 2003                                         11,730,000
                        Amusement parks
                       VIACOM, INC.
         50,000,000     Term loan, maturing December 31, 1996                                     50,000,000
                        Television and motion picture entertainment
                                                                                              --------------
                                                                                              $   93,344,835
                                                                                              --------------
                       MACHINERY - 0.6%
                       MERKLE KORFF INDUSTRIES, INC.
     $    9,953,704     Term loan, maturing March 31, 2003                                    $    9,953,704
                        Manufactures fractional horsepower motors                             --------------
                       MANUFACTURING - DIVERSIFIED - 3.7%
                       INTERLAKE CORP.
     $    8,197,467     Term loan, maturing September 27, 1996                                $    8,197,467
                        Engineered materials
                       INTERMETRO INDUSTRIES CORP.
          3,343,090     Term loan, maturing June 30, 2001                                          3,343,090
          4,790,179     Term loan, maturing December 31, 2002                                      4,790,179
                        Shelving
                       INTERNATIONAL WIRE GROUP, INC.
          9,992,424     Term loan, maturing September 30, 2002                                     9,992,424
                        Manufactures and markets copper wire and harnesses
                       INTESYS TECHNOLOGIES, INC.
          5,000,000     Term loan, maturing December 31, 2001                                      5,000,000
                        Plastic injection molding and fabricated battery packs
                       JACKSON PRODUCTS, INC.
          7,480,434     Term loan, maturing September 1, 2002                                      7,480,434
          7,481,250     Term loan, maturing September 1, 2003                                      7,481,250
                        Manufactures and distributes safety equipment and reflective beads
                       THERMADYNE HOLDINGS CORP.
         14,200,997     Term loan, maturing February 1, 2001                                      14,200,997
                        Cutting and welding products and floor cleaning equipment
                                                                                              --------------
                                                                                              $   60,485,841
                                                                                              --------------
                       MEDICAL PRODUCTS - 0.3%
                       GRAPHIC CONTROLS CORPORATION
     $    5,000,000     Term loan, maturing September 28, 2003                                $    5,000,000
                        Recording and monitoring devices                                      --------------
                       OFFICE EQUIPMENT - 1.2%
                       WILLIAMHOUSE-REGENCY OF DELAWARE, INC.
     $    8,666,667     Term loan, maturing October 31, 2002                                  $    8,666,667
          6,000,000     Term loan, maturing October 31, 2003                                       6,000,000
          5,333,333     Term loan, maturing February 28, 2004                                      5,333,333
                        Paper-based office products
                                                                                              --------------
                                                                                              $   20,000,000
                                                                                              --------------
                       PAPER AND FOREST PRODUCTS - 6.2%
                       CROWN PAPER CO.
     $   24,937,500     Term loan maturing August 22, 2003                                    $   24,937,500
                        Manufactures coated groundwood and uncoated free paper
                       FORT HOWARD CORP.
         25,000,000     Term loan maturing March 8, 2002                                          25,000,000
         15,000,000     Term loan maturing December 31, 2002                                      15,000,000
                        Sanitary tissue paper products
                       SDW ACQUISITION CORP.
         35,280,473     Term loan, maturing December 20, 2002                                     35,280,473
                        Major U.S. producer of coated free paper
                                                                                              --------------
                                                                                              $  100,217,973
                                                                                              --------------
                       PUBLISHING - 2.6%
                       KRUEGER RINGIER, INC.
     $    6,376,956     Term loan, maturing December 31, 1997                                 $    6,376,956
          6,096,786     Term loan, maturing December 31, 1998                                      6,096,786
                        Printers and binders of mass market and hardcover books
                       ZIFF-DAVIS PUBLISHING COMPANY
         14,909,034     Term loan, maturing December 31, 2001                                     14,909,034
         14,181,617     Term loan, maturing December 31, 2002                                     14,181,617
                        Computer publications publisher
                                                                                              --------------
                                                                                              $   41,564,393
                                                                                              --------------
                       PUBLISHING - NEWSPAPERS - 1.5%
                       AMERICAN MEDIA OPERATIONS, INC.
     $    4,455,000     Term loan, maturing September 30, 2002                                $    4,455,000
                        Weekly periodical publisher
                       JOURNAL NEWS, INC.
         20,000,000     Term loan, maturing December 31, 2001                                     20,000,000
                        Suburban newspaper
                                                                                              --------------
                                                                                              $   24,455,000
                                                                                              --------------
                       RESTAURANTS - 2.3%
                       AMERICA'S FAVORITE CHICKEN COMPANY
     $   21,657,426     Term loan, maturing November 5, 1998                                  $   21,657,426
                        Church's Fried Chicken and Popeye's restaurants
                       LONG JOHN SILVER'S RESTAURANTS, INC.
         14,924,095     Term loan, maturing December 31, 1996                                     14,924,095
                        Seafood restaurants
                                                                                              --------------
                                                                                              $   36,581,521
                                                                                              --------------
                       RETAIL - SPECIALTY - 2.2%
                       CAMELOT MUSIC, INC.
     $    4,924,057     Term loan, maturing February 28, 2001                                 $    4,924,057
                        Music stores
                       GRIFFITH CONSUMERS COMPANY
         10,694,444     Term loan, maturing December 31, 2002                                     10,694,444
                        Retail petroleum distributor
                       QVC, INC.
         20,000,000     Term loan, maturing January 31, 2004                                      20,000,000
                        Home shopping retailer
                                                                                              --------------
                                                                                              $   35,618,501
                                                                                              --------------
                       RETAIL STORES - DRUG STORES - 2.5%
                       DUANE READE, INC.
     $    5,016,667     Term loan, maturing December 31, 1997                                 $    5,016,667
                        Retail drug stores
                       THRIFTY PAYLESS, INC.
          6,562,509     Term loan, maturing March 31, 2000                                         6,562,509
         28,333,333     Term loan, maturing June 30, 2002                                         28,333,333
                        Retail drug stores
                                                                                              --------------
                                                                                              $   39,912,509
                                                                                              --------------
                       RETAIL STORES - FOOD CHAINS - 8.1%
                       DOMINICK'S FINER FOODS, INC.
     $    3,317,031     Term loan, maturing March 31, 2002                                    $    3,317,031
          8,223,043     Term loan, maturing March 31, 2003                                         8,223,043
          9,217,980     Term loan, maturing September 30, 2003                                     9,217,980
                        Supermarket chain in Chicago
                       GRAND UNION COMPANY
         26,628,890     Term loan, maturing June 15, 2002                                         26,628,890
                        Supermarket chain in the Northeast
                       PATHMARK STORES, INC.
         32,030,952     Term loan, maturing October 31, 1999                                      32,030,952
                        Supermarket chain in mid-Atlantic states
                       RALPHS GROCERY COMPANY
          3,221,257     Revolving loan, maturing June 15, 2001                                     3,221,257
          6,672,703     Term loan, maturing June 15, 2001                                          6,672,703
          9,277,215     Term loan, maturing June 15, 2002                                          9,277,215
          9,277,216     Term loan, maturing June 15, 2003                                          9,277,216
          9,277,216     Term loan, maturing June 15, 2004                                          9,277,216
                        Third largest supermarket chain in Southern California
                       STAR MARKET COMPANY, INC.
         10,315,790     Term loan, maturing December 31, 2001                                     10,315,790
          4,210,526     Term loan, maturing December 31, 2002                                      4,210,526
                        Supermarket chain in Massachusetts
                                                                                              --------------
                                                                                              $  131,669,819
                                                                                              --------------
                       STEEL - 0.3%
                       UCAR INTERNATIONAL, INC.
     $    4,937,553     Term loan, maturing December 31, 2002                                 $    4,937,553
                        Processing materials for steel industry                               --------------
                       TELECOMMUNICATIONS - 3.9%
                       MOBILEMEDIA COMMUNICATIONS, INC.
     $    6,666,667     Term loan, maturing June 30, 2002                                     $    6,666,667
                        Paging service provider
                       PAGING NETWORK, INC.
         18,750,000     Term loan, maturing March 31, 2002                                        18,750,000
                        Paging service provider
                       WORLDCOM, INC.
         38,328,446     Term loan, maturing December 31, 1996                                     38,328,446
                        Long distance telecommunications provider
                                                                                              --------------
                                                                                              $   63,745,113
                                                                                              --------------
                       TEXTILES - 1.3%
                       BLACKSTONE CAPITAL COMPANY II, L.L.C.
     $    5,000,000     Term loan, maturing January 13, 1997                                  $    5,000,000
                        Automotive products, residential upholstery fabrics, and
                        wallcoverings
                       LONDON FOG INDUSTRIES, INC.
          9,582,314     Term loan, maturing May 31, 2002                                           8,911,552
          1,971,219     Term loan, maturing May 31, 2002*                                          1,655,824
                        Outerwear
                       WASSERSTEIN/C & A HOLDINGS, L.L.C.
          5,000,000     Term loan, maturing January 13, 1997                                       5,000,000
                        Automotive products, residential upholstery fabrics, and
                        wallcoverings
                                                                                              --------------
                                                                                              $   20,567,376
                                                                                              --------------
                       TOTAL LOAN INTERESTS (IDENTIFIED COST, $1,420,258,523)                 $1,418,573,539
                                                                                              --------------

------------------------------------------------------------------------------------------------------------
                                            PREFERRED STOCKS - 0.4%
------------------------------------------------------------------------------------------------------------
SHARES               SECURITY                                                                VALUE
------------------------------------------------------------------------------------------------------------
             54,895  America's Favorite Chicken Company, 8% Preferred Stock                   $    4,035,880
          5,845,956  London Fog Industries, Inc., 17.5% Preferred Stock*                           3,178,220
                                                                                              --------------
                     TOTAL PREFERRED STOCKS (IDENTIFIED COST, $10,014,473)                    $    7,214,100
                                                                                              --------------

------------------------------------------------------------------------------------------------------------
                                          SHORT-TERM INVESTMENTS - 11.3%
------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT               DESCRIPTION
------------------------------------------------------------------------------------------------------------
     $   70,000,000  CXC,Inc., 5.90%, 1/2/96                                                  $   69,965,583
          8,000,000  Coca-Cola Co., 5.72%, 1/2/96                                                  7,994,915
         64,155,000  General Electric Capital Co., 5.75%, 1/2/96                                  64,124,259
         11,400,000  Lincoln National Corp., 5.85%, 1/2/96                                        11,394,442
         26,990,000  A1 Credit Corp., 5.85%, 1/2/96                                               26,976,843
          3,311,000  Melville Corp., 5.90%, 1/2/96                                                 3,309,372
                                                                                              --------------
                     TOTAL SHORT-TERM INVESTMENTS, AT AMORTIZED COST                          $  183,765,414
                                                                                              --------------
                     TOTAL INVESTMENTS (IDENTIFIED COST, $1,614,038,410) - 99.3%              $1,609,553,053
                     OTHER ASSETS, LESS LIABILITIES - 0.7%                                        11,785,799
                                                                                              --------------
                     TOTAL NET ASSETS - 100%                                                  $1,621,338,852
                                                                                              ==============

* Non-income producing security.

Note: The description of the principal business for each security set forth above is unaudited.

                                       See notes to financial statements

                            ----------------------
                            SENIOR DEBT PORTFOLIO
                             FINANCIAL STATEMENTS

                     STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                              December 31, 1995
                     (Expressed in United States Dollars)
------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost,
    $1,614,038,410)                                           $1,609,553,053
  Cash                                                             7,058,508
  Receivable for investments sold                                    346,347
  Interest receivable                                             11,043,182
  Deferred organization expenses (Note 1D)                            44,040
  Prepaid expenses                                                   655,818
                                                              --------------
      Total assets                                            $1,628,700,948

LIABILITIES:
  Deferred facility fee income (Note 1B)          $7,236,000
  Trustees' fees payable                               4,975
  Accrued expenses                                   121,121
                                                  ----------
      Total liabilities                                            7,362,096
                                                              --------------
NET ASSETS applicable to investors' interest
   in Portfolio                                               $1,621,338,852
                                                              ==============

SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
    withdrawals                                               $1,625,824,209
  Unrealized depreciation of investments
    (computed on the basis of identified cost)                    (4,485,357)
                                                              --------------
      Total                                                   $1,621,338,852
                                                              ==============

                        See notes to financial statements

                              STATEMENT OF OPERATIONS
----------------------------------------------------------------------------------------------
    For the period from the start of business, February 22, 1995, to December 31, 1995
                         (Expressed in United States Dollars)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B):
  Interest income                                                                  $79,409,986
  Facility fees earned                                                               3,166,902
                                                                                   -----------
        Total income                                                               $82,576,888
  Expenses --
    Investment advisory fee (Note 2)                              $8,544,646
    Compensation of Trustees not members of the Investment
     Adviser's organization (Note 2)                                  15,442
    Custodian fee (Note 2)                                           391,775
    Interest expense                                                 578,113
    Legal and accounting services                                    404,377
    Amortization of organization expenses (Note 1D)                    5,504
    Miscellaneous                                                    517,339
                                                                  ----------
      Total expenses                                                                10,457,196
                                                                                   -----------
        Net investment income                                                      $72,119,692
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investment transactions                    $1,214,316
  Change in unrealized depreciation of investments                (1,760,430)
                                                                 -----------
      Net realized and unrealized loss on investments                                 (546,114)
                                                                                   -----------
          Net increase in net assets from operations                               $71,573,578
                                                                                   ===========

                        See notes to financial statements

                           STATEMENT OF CASH FLOWS
------------------------------------------------------------------------------
          For the period from the start of business, February 22, 1995, to December 31, 1995
                      (Expressed in United States Dollars)
------------------------------------------------------------------------------
INCREASE (DECREASE) IN CASH:
CASH FLOWS FROM (FOR) OPERATING ACTIVITIES --
    Purchase of loan interests                                $(1,194,325,622)
    Proceeds from sales and principal repayments                  351,061,697
    Interest received                                              75,242,985
    Facility fees received                                          6,697,569
    Interest paid                                                    (801,440)
    Operating expenses paid                                        (9,691,998)
    Net increase in short-term investments                       (136,857,076)
                                                              ---------------
      Net cash used for operating activities                  $  (908,673,885)
                                                              ---------------
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES --
    Proceeds from capital contributions                       $ 1,050,247,987
    Payments for capital withdrawals                             (134,615,604)
                                                              ---------------
      Net cash provided from financing activities             $   915,632,383
                                                              ---------------
        Net increase in cash                                  $     6,958,498

CASH AT BEGINNING OF PERIOD                                           100,010
                                                              ---------------
CASH AT END OF PERIOD                                         $     7,058,508
                                                              ===============

RECONCILIATION OF NET INCREASE IN NET ASSETS FROM
  OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES:
    Net increase in net assets from operations                $    71,573,578
    Increase in receivable for investments sold                      (193,389)
    Increase in interest receivable                                (4,167,001)
    Increase in prepaid expenses                                      (76,202)
    Increase in deferred organization expenses                        (17,833)
    Increase in deferred facility fee income                        3,530,667
    Increase in accrued expenses and other liabilities                 80,489
    Net increase in investments                                  (979,404,194)
                                                              ---------------
        Net cash used for operating activities                $  (908,673,885)
                                                              ===============

                        See notes to financial statements

                      STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
           For the period from the start of business, February 22, 1995, to December 31, 1995
                     (Expressed in United States Dollars)
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                                     $    72,119,692
    Net realized gain on investments                                1,214,316
    Change in unrealized appreciation of
      investments                                                  (1,760,430)
                                                              ---------------
      Net increase in net assets from
        operations                                            $    71,573,578
                                                              ---------------
  Capital transactions --
    Contributions                                             $ 1,684,280,868
    Withdrawals                                                  (134,615,604)
                                                              ---------------
      Increase in net assets from capital
       transactions                                           $ 1,549,665,264
                                                              ---------------
        Total increase in net assets                          $ 1,621,238,842
NET ASSETS:
  At beginning of period                                              100,010
                                                              ---------------
  At end of period                                            $ 1,621,338,852
                                                              ===============

------------------------------------------------------------------------------
                              SUPPLEMENTARY DATA
------------------------------------------------------------------------------
           For the period from the start of business, February 22, 1995 to December 31, 1995
------------------------------------------------------------------------------
RATIOS (to average daily net assets):
  Operating expenses                                                  1.01%+
  Interest expense                                                    0.13%+
  Net investment income                                               7.95%+
PORTFOLIO TURNOVER                                                      39%
+Annualized




                      See notes to financial statements

                         -----------------------------
                         NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Senior Debt Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified closed-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on February 22, 1995, with the acquisition of securities with a value of $583,240,521, including unrealized depreciation of $2,724,927, in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. INVESTMENT VALUATION -- The Portfolio's investments in interests in loans (Loan Interests) are valued at fair value by the Portfolio's investment adviser, Boston Management and Research, under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Loan Interest, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Loan Interest, the terms and conditions of the loan and any related agreements and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on evaluations of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Loan Interest including price quotations for and trading in the Loan Interest and interests in similar loans and the market environment and investor attitudes towards the Loan Interest and interests in similar loans; (v) the reputation and financial condition of the agent bank and any intermediate participant in the loan; and (vi) general economic and market conditions affecting the fair value of the Loan Interest. Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-sized trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more than 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

B. INCOME -- Interest income from Loan Interests is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Facility fees received are recognized as income over the expected term of the loan.

C. INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deductions or credit.

D. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

------------------------------------------------------------------------------
(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment advisory fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 19/240 of 1% (0.95% per annum) of the Portfolio's average daily gross assets up to and including $1 billion and at reduced rates as daily gross assets exceed that level. For the period from the start of business, February 22, 1995, to December 31, 1995, the effective annual rate, based on average daily gross assets, was 0.94% (annualized) and amounted to $8,544,646. Except as to Trustees of the Portfolio who are not members of BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment advisory fee. Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Prior to November 10, 1995, IBT was an affiliate of EVM. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on average daily cash balances the Portfolio maintains with IBT. All significant credit balances are reported as a reduction of expenses in the statement of operations. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Advisor may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, February 22, 1995, to December 31, 1995, no significant amounts have been deferred.

------------------------------------------------------------------------------
(3) INVESTMENTS
The Portfolio invests primarily in Loan Interests. The ability of the issuers of the Loan Interests to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Loan Interests for the period from the start of business, February 22, 1995, to December 31, 1995, aggregated $1,194,325,622 and $351,255,086, respectively.

------------------------------------------------------------------------------
(4) SHORT-TERM DEBT AND CREDIT AGREEMENTS
The Portfolio participates with other funds and portfolios managed by BMR and Eaton Vance Management (EVM) in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees under this agreement during the period.

The Portfolio has also entered into a revolving credit agreement, that will allow the Portfolio to borrow an additional $245 million to support the issuance of commercial paper and to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the revolving credit agreement at the bank's base rate or at an amount above either the bank's adjusted Libor rate or adjusted certificate of deposit rate. Interest expense includes a commitment fee of approximately $534,665 which is computed at the annual rate of 1/4 of 1% on the unused portion of the revolving credit agreement. There were no borrowings under this agreement during the period from the start of business, February 22, 1995, to December 31, 1995. As of December 31, 1995, the Portfolio had no commercial paper outstanding.

------------------------------------------------------------------------------
(5) FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
The cost and unrealized appreciation/depreciation in the value of investments owned at December 31, 1995, as computed on a federal income tax basis, were as follows:
Aggregate cost                                                  $1,614,038,410
                                                                ==============
Gross unrealized depreciation                                   $    4,485,357
Gross unrealized appreciation                                          --
                                                                --------------
    Net unrealized depreciation                                 $    4,485,357
                                                                ==============

                         INDEPENDENT AUDITORS' REPORT
------------------------------------------------------------------------------
TO THE TRUSTEES AND INVESTORS OF
SENIOR DEBT PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Senior Debt Portfolio as of December 31, 1995, and the related statements of operations, cash flows, changes in net assets and the supplementary data for the period from the start of business, February 22, 1995, to December 31, 1995 (all expressed in United States dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and Loan Interests owned at December 31, 1995 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Senior Debt Portfolio as of December 31, 1995, the results of its operations and its cash flows, the changes in its net assets, and its supplementary data for the period from the start of business, February 22, 1995, to December 31, 1995, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1A, the financial statements include Loan Interests and certain other securities held by Senior Debt Portfolio valued at $1,425,787,639 (88% of net assets of the Portfolio), which values are fair values determined by the Portfolio's investment adviser in the absence of actual market values. Determination of fair value involves subjective judgment, as the actual market value of a particular Loan Interest or security can be established only by negotiation between the parties in a sales transaction. We have reviewed the procedures established by the Trustees and used by the Portfolio's investment adviser in determining the fair values of such Loan Interests and securities and have inspected underlying documentation, and in the circumstances, we believe that the procedures are reasonable and the documentation appropriate.

                                              DELOITTE & TOUCHE
GRAND CAYMAN, CAYMAN ISLANDS
BRITISH WEST INDIES
FEBRUARY 20, 1996

                            INVESTMENT MANAGEMENT

EV CLASSIC             OFFICERS                  INDEPENDENT TRUSTEES
SENIOR FLOATING-       JAMES B. HAWKES           DONALD R. DWIGHT
RATE FUND              President and Trustee     President, Dwight
24 Federal Street      M. DOZIER GARDNER         Partners, Inc.
Boston, MA 02110       Vice President and          Chairman, Newspapers
                       Trustee                   of New England, Inc.
                       JEFFREY S. GARNER         SAMUEL L. HAYES, III
                       Vice President            Jacob H. Schiff
                       JAMES L. O'CONNOR         Professor of
                       Treasurer                 Investment Banking,
                       THOMAS OTIS               Harvard
                       Secretary                 University Graduate
                                                 School of
                                                 Business Administration
                                                 NORTON H. REAMER
                                                 President and Director,
                                                 United Asset
                                                 Management Corporation
                                                 JOHN L. THORNDIKE
                                                 Director, Fiduciary
                                                 Company Incorporated
                                                 JACK L. TREYNOR
                                                 Investment Adviser and
                                                 Consultant
                       --------------------------------------------------
SENIOR DEBT            OFFICERS                  INDEPENDENT TRUSTEES
PORTFOLIO              JAMES B. HAWKES           DONALD R. DWIGHT
24 Federal Street      President and Trustee     President, Dwight
Boston, MA 02110       M. DOZIER GARDNER         Partners, Inc.
                       Vice President and          Chairman, Newspapers
                       Trustee                   of
                       JEFFREY S. GARNER         New England, Inc.
                       Vice President and        SAMUEL L. HAYES, III
                       Portfolio Manager         Jacob H. Schiff
                       WILLIAM CHISHOLM          Professor of
                       Vice President            Investment Banking,
                       RAYMOND O'NEILL           Harvard University
                       Vice President            Graduate School of
                       MICHEL NORMANDEAU         Business Administration
                       Vice President            NORTON H. REAMER
                       JAMES L. O'CONNOR         President and Director,
                       Treasurer                 United Asset
                       THOMAS OTIS               Management Corporation
                       Secretary                 JOHN L. THORNDIKE
                                                 Director, Fiduciary
                                                 Company Incorporated
                                                 JACK L. TREYNOR
                                                 Investment Adviser and
                                                 Consultant